Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 571,821.94
Total Fee Amount	78.97
Total Offset Amount	0.00
Net Fee	$ 78.97
Offering Table N/A
Offset Table N/A	N/A